UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of unconsolidated structured entities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]

	Grupo		Funds
	Aval’s managed		managed by other
December 31, 2024	funds		entities(1)		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	4,138,387	Ps.	3,099,853	Ps.	7,238,240
Other account receivables		36,578		107		36,685
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		4,174,965		3,099,960		7,274,925
Grupo Aval’s maximum exposure (*)	Ps.	4,174,965	Ps.	3,099,960	Ps.	7,274,925

(1) Includes the Private Equity Fund Pactia Inmobiliario, as of October 29, 2024, for a value of Ps. 324,220.

(*) Represent 2.22%, respectively of the Grupo Aval’s managed funds total assets.

	Grupo		Funds
	Aval’s managed		managed by
December 31, 2023	funds		other entities		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	3,680,026	Ps.	2,567,099	Ps.	6,247,125
Other account receivables		31,629		533		32,162
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		3,711,655		2,567,632		6,279,287
Grupo Aval’s maximum exposure (*)	Ps.	3,711,655	Ps.	2,567,632	Ps.	6,279,287

(*) Represent 2.08%, respectively of the Grupo Aval’s managed funds total assets.